Commitments and Contingencies	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

5. Commitments and Contingencies

Operating Leases

The Company conducts its operations in leased facilities and recognizes rent expenses on a straight-line basis over the term of the lease. The Company entered into operating lease agreements for offices in Tokyo and Osaka, Japan. The contractual, but cancellable, leases expire in August 2023 and February 2024, respectively. Under the terms of the lease agreements, the Company may also be responsible for its maintenance costs.

The Company subleases the office in Tokyo from a company controlled by a corporate auditor of the Company. The Company recorded rent expenses for the Tokyo office of ¥2,370 thousand, ¥1,024 thousand, and ¥12,340 thousand in selling, general, and administrative expenses for the years ended March 31, 2022, 2021, and 2020, respectively. Security deposit related to this sublease was ¥1,794 thousand and ¥1,500 thousand, included in other assets in the Consolidated Balance Sheets, as of March 31, 2022 and 2021, respectively.

During the year ended March 31, 2022, the Company entered into new operating lease agreements for offices in the United States of America and Singapore with contractual lease periods of less than one year.

Total rent expenses recorded in selling, general, and administrative expenses in the Consolidated Statements of Loss were ¥6,019 thousand, ¥6,350 thousand, and ¥13,288 thousand for the years ended March 31, 2022, 2021, and 2020, respectively. With regard to the guarantee on the lease agreement by the related party, refer to Note 12, Related-Party Transactions.

The Company did not have operating leases that had initial or remaining noncancellable lease terms in excess of one year as of March 31, 2022.

Legal Matters

From time to time in the normal course of business, the Company may be subject to various legal matters such as threatened or pending claims or proceedings. There were no such material matters as of and for the years ended March 31, 2022, 2021, and 2020.

Indemnification

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with third parties. To date, the Company has not paid any material claims or been required to defend any material actions related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.